Employee Compensation and Benefit Plans Employee Stock Purchase Plan (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Employee Stock Purchase Plan (ESPP) Disclosures [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Employee Subscription Rate	15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Purchase Date	15.00%
Common Stock [Member]
Employee Stock Purchase Plan (ESPP) Disclosures [Line Items]
Stock issued for employee stock purchase plan, shares	1,905,534	761,085